Other operating expenses - Brazil Social Contributions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Expenses [Line Items]
Social security costs	£ 219	£ 201	£ 185
Brazil
Other Operating Expenses [Line Items]
Miscellaneous other operating expense	47
Social security costs	2	£ 12
Brazil | Other provisions [member]
Other Operating Expenses [Line Items]
Miscellaneous other operating expense	40
Brazil | Trade and other payables
Other Operating Expenses [Line Items]
Miscellaneous other operating expense	£ 7